CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND
CLEARWATER SMALL COMPANIES FUND
CLEARWATER TAX-EXEMPT BOND FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 30, 2015, as supplemented

The date of this Supplement is March 18, 2016.

Effective March 16, 2016, Clearwater Management Company (“CMC”), the investment manager of the Clearwater Investment Trust, decreased its voluntary management fee waivers for the Clearwater Core Equity Fund (“Core Equity Fund”), the Clearwater Small Companies Fund (“Small Companies Fund”) and the Clearwater International Fund (“International Fund”).

Accordingly, the third paragraph in the section titled “Management – Management Services and Fees” on page 34 of the Prospectus is deleted and replaced with the following:

Effective March 16, 2015, CMC has voluntarily agreed to waive a portion of the management fee for the Tax-Exempt Bond Fund to achieve an effective management fee rate equal to 0.34% of the Fund’s average daily net assets. Effective March 16, 2016, CMC has voluntarily agreed to waive a portion of the management fee for the Core Equity Fund, the Small Companies Fund and the International Fund to achieve an effective management fee rate equal to 0.44%, 1.03% and 0.70%, respectively, of each Fund’s average daily net assets. It is CMC’s current intent to continue these fee reductions indefinitely. Nonetheless, the investment manager may terminate any voluntary fee reduction at any time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND
CLEARWATER SMALL COMPANIES FUND
CLEARWATER TAX-EXEMPT BOND FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED APRIL 30, 2015, as supplemented

The date of this Supplement is March 18, 2016.

Effective March 16, 2016, Clearwater Management Company (“CMC”), the investment manager of the Clearwater Investment Trust, decreased its voluntary management fee waivers for the Clearwater Core Equity Fund (“Core Equity Fund”), the Clearwater Small Companies Fund (“Small Companies Fund”) and the Clearwater International Fund (“International Fund”).

Accordingly, the third paragraph on page 20 in the section titled “MANAGEMENT, ADVISORY AND OTHER SERVICES – Investment Manager” of the SAI is hereby deleted and replaced with the following:

As compensation for its management services and expenses assumed, the investment manager is contractually entitled to receive a management fee at the annual rate of 0.90%, 1.35%, 0.60% and 1.00% of the net assets of Core Equity Fund, Small Companies Fund, Tax-Exempt Bond Fund and International Fund, respectively. Effective March 16, 2015, CMC has voluntarily agreed to waive a portion of the management fee to achieve an effective management fee rate of 0.34% of the net assets of the Tax-Exempt Bond Fund. Effective March 16, 2016, CMC has voluntarily agreed to waive a portion of the management fee to achieve an effective management fee rate of 0.44%, 1.03% and 0.70% of the net assets of Core Equity Fund, Small Companies Fund and International Fund, respectively. It is the investment manager’s current intent to continue these fee reductions indefinitely. Nonetheless, the investment manager may terminate any voluntary fee reduction at any time. The investment manager’s fees are calculated and accrued daily as a percentage of each Fund’s daily net assets, and are paid quarterly.

From March 16, 2015 to March 15, 2016, CMC voluntarily waived a portion of the management fee to achieve an effective management fee rate of 0.40%, 0.98% and 0.69% of the net assets of Core Equity Fund, Small Companies Fund and International Fund, respectively.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.